S000012102 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	171 Months Ended	186 Months Ended	348 Months Ended	353 Months Ended	461 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%	7.14%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
C000122683 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.02%	11.17%	9.20%
Performance Inception Date					Nov. 08, 2012
C000255093 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.71%	10.80%	8.81%
Performance Inception Date	Oct. 02, 2024
C000033005 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.39%	9.48%	8.16%
Performance Inception Date										Jul. 25, 1986
C000033005 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.78%	7.72%	6.10%
Performance Inception Date										Jul. 25, 1986
C000033005 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.47%	7.24%	6.04%
Performance Inception Date										Jul. 25, 1986
C000033007 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	9.96%	7.98%
Performance Inception Date								Jan. 15, 1996
C000033008 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.91%	11.06%	9.07%
Performance Inception Date									Jul. 31, 1995
C000078991 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.07%	11.23%	9.26%
Performance Inception Date							Jul. 15, 2009
C000094701 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.37%	10.51%	8.53%
Performance Inception Date						Sep. 27, 2010